Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended	114 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2026
C000152359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class I/VARBX)
Accumulated Value	$ 100,000		$ 98,659	$ 102,551	$ 103,518	$ 109,233	$ 110,160	$ 120,402	$ 121,929	$ 126,589	$ 133,803	$ 141,478	$ 144,742
C000248222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX)
Accumulated Value	10,000		9,813	10,092	10,079	10,522	10,498	11,353	11,374	11,684	12,216	12,785	13,019
C000152358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX)
Accumulated Value	9,421		9,277	9,617	9,672	10,181	10,229	11,144	11,246	11,648	12,277	12,934	13,224
C000174208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)
Accumulated Value	9,500		9,605	9,918	9,731	10,552	10,294	11,687	11,007	11,759	12,863	13,639	13,737
C000239642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)
Accumulated Value	10,000		10,071	10,324	10,053	10,824	10,472	11,798	11,028	11,696	12,697	13,359	13,408
C000174209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class I/FTMIX)
Accumulated Value	100,000		101,243	104,879	103,205	112,284	109,785	124,982	118,063	126,557	138,815	147,618	148,811
Standard And Poor s 500 C000152359 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		106,402	126,203	148,806	155,136	178,638	232,238	196,306	238,742	325,528	382,814	375,945
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,640	12,620	14,881	15,514	17,864	23,224	19,631	23,874	32,553	38,281	37,594
Bloomberg U S Aggregate Bond C000239642 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000174209 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value			104,544	113,990	123,184	132,695	148,225	168,678	143,801	159,477	196,929	217,014	216,246
Bloomberg U S Aggregate Bond C000174208 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000152359 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		102,682	102,757	101,507	111,959	119,779	118,706	101,376	102,029	113,832	117,115	118,348
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,268	10,276	10,151	11,196	11,978	11,871	10,138	10,203	11,383	11,711	11,835
Blended Benchmark Index 50 S And P 500 Index 50 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)
Accumulated Value	10,000		10,454	11,399	12,318	13,269	14,823	16,868	14,380	15,948	19,693	21,701	21,625
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Merrill Lynch 3 Month US Treasury Bill Index
Accumulated Value	10,000		10,017	10,083	10,243	10,487	10,603	10,610	10,676	11,157	11,769	12,288	12,515
Blended Benchmark C000174209 Index 50 S And P 500 Index 50 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		102,682	102,757	101,507	111,959	119,779	118,706	101,376	102,029	113,832	117,115	118,348
ICE BofA Merrill Lynch 3 Month US Treasury Bill C000174209 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 100,000		$ 100,168	$ 100,825	$ 102,430	$ 104,873	$ 106,026	$ 106,101	$ 106,763	$ 111,569	$ 117,691	$ 122,882	$ 125,151